FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                             November 3, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the "Trust")
            Federated California Municipal Income Fund
            Federated Michigan Intermediate Municipal Trust
            Federated North Carolina Municipal Income Fund
            Federated New York Municipal Income Fund
            Federated Ohio Municipal Income Fund
            Federated Pennsylvania Municipal Income Fund
           1933 Act File No. 33-36729
           1940 Act File No. 811-6165

Dear Sir or Madam:

      Pursuant  to  Rule  497(j)  of  the   Securities   Act  of  1933,   the
above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information] dated October 31, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 35 on October 28, 2003.

      If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary